Operating Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Operating Segments

14. Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the CODM to make decisions about how to allocate resources and assess performance. In the prior year, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), and Chief Operating Officer (“COO”). Our new operating segments, which align with our reportable segments, are: Merchant Solutions, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Wallets, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocates resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$222,533	$169,714	$—	$—	$392,247
Interest Revenue	726	9,365	—	—	10,091
Intersegment Revenue (2)	2,439	—	—	(2,439)	—
Total Revenue	$225,698	$179,079	$—	$(2,439)	$402,338
Adjusted EBITDA	$55,769	$77,211	$(19,949)	$—	$113,031

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended June 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$210,684	$167,699	$—	$—	$378,383
Interest Revenue	24	506	—	—	530
Intersegment Revenue (2)	2,062	—	—	(2,062)	—
Total Revenue	$212,770	$168,205	$—	$(2,062)	$378,913
Adjusted EBITDA	$55,113	$69,645	$(21,805)		$102,953

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$428,895	$343,659	$—	$—	$772,554
Interest Revenue	765	16,868	—	—	17,633
Intersegment Revenue (2)	4,559	—	—	(4,559)	—
Total Revenue	$434,219	$360,527	$—	$(4,559)	$790,187
Adjusted EBITDA	$108,105	$156,420	$(43,679)	$—	$220,846

The information below summarizes revenue and Adjusted EBITDA by segment for the six months ended June 30, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$400,519	$345,390	$—	$—	$745,909
Interest Revenue	30	642	—	—	672
Intersegment Revenue (2)	4,566	—	—	(4,566)	—
Total Revenue	405,115	346,032	—	(4,566)	746,581
Adjusted EBITDA	$103,651	$144,144	$(40,875)	$—	$206,920

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) before taxes is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Segments Adjusted EBITDA	$132,980	$124,758	$264,525	$247,795
Corporate costs	(19,949)	(21,805)	(43,679)	(40,875)
Depreciation and amortization	(66,425)	(69,585)	(129,972)	(133,008)
Share-based compensation	(10,907)	(17,736)	(18,123)	(31,706)
Restructuring and other costs	(1,340)	(41,602)	(3,330)	(54,193)
Impairment expense on goodwill and intangible assets	(193)	(676,456)	(275)	(1,882,187)
Other income, net	7,376	56,155	9,923	59,633
Loss on disposal of subsidiary and other assets, net	—	(660)	—	(660)
Interest expense, net	(36,762)	(28,426)	(74,218)	(54,382)
Income / (loss) before taxes	$4,780	$(675,357)	$4,851	$(1,889,583)

Geographic Information

The information below summarizes long-lived assets, net by geographic area:

	June 30, 2023	December 31, 2022
United States of America	13,776	10,774
United Kingdom	12,368	11,768
Canada	5,364	5,800
Bulgaria	5,381	8,109
Austria	2,079	7,354
All other countries (1)	3,042	3,651
Total long-lived assets, net	$42,010	$47,456

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.